Equity	6 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

Note 12 — Equity

Ordinary shares

On November 17, 2021, 10,000 ordinary shares of the Company were issued to the participating shareholders in connection with the restructuring of the Company.

On April 21, 2022, the majority shareholders and the board of the Company approved, upon the consummation of the offering, to increase the authorized shares of the Company from 10,000 ordinary shares, par value $1.00 per share to unlimited ordinary shares, par value $0.000625 per share and effectuate a forward share split all issued and outstanding shares at a ratio of 1,600:1. On April 21, 2022, the majority shareholders and the board of the Company approved that the effective date of the increase of the authorized shares and effectuate share split shall be April 21, 2022, prior to the consummation of the offering. The Company completed this share split on April 21, 2022, resulting in the Company having a total of 16,000,000 ordinary shares outstanding, par value $0.000625 per share, and effected a forward share split of all issued and outstanding shares at a ratio of 1,600:1, effective immediately following the filing of the Amended and Restated Charter. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to share split or dividend pursuant to ASC 260. All references made to share or per share amounts in the accompanying unaudited interim condensed consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 1,600 for 1 share split.

On April 7, 2025, our authorized shares were amended to be an unlimited number of ordinary shares divided into two classes, consisting of (i) an unlimited number of Class A Ordinary Shares, par value $0.000625 each, and (ii) 50,000,000 Class B Ordinary Shares, par value $0.000625 each. Each Class A Ordinary Share is entitled to one (1) vote on any matter on which action of the shareholders of the Company is sought while each Class B Ordinary Share is entitled to ten (10) votes. Holders of Class B Ordinary Shares will vote together with holders of Class A Ordinary Shares as one class. Class A Ordinary Shares are not convertible into Class B Ordinary Shares. Class B Ordinary Shares are convertible into Class A Ordinary Shares as a one for one basis. Holders of Class B Ordinary Shares are not entitled to receive dividends.

Initial Public Offering

On October 15, 2025, the Company completed its initial public offering (“IPO”) of 1,250,000 Class A Ordinary Shares pursuant to its Registration Statement on Form F-1 (File No. 333-288465). Net proceeds from the IPO, after deducting underwriting discounts, commissions, and other directly attributable offering costs, were recorded as additional paid-in capital in the amount of SGD 4,558,777 (USD 3,545,203) and share capital par value in the amount of SGD1,012 (USD 787).

Variation of Rights of Holders of Class B Ordinary Shares

On December 31, 2025, following the sole shareholder of the Class B Ordinary Shares consenting to the Change of Voting Power, our shareholders approved an amended and restated memorandum and articles of association of the Company to reflect (i) increase of the voting power of the Company’s Class B Ordinary Shares from ten (10) votes per share to thirty (30) votes per share and (ii) the Change in Quorum.

Reverse Share Split

Subsequent to December 31, 2025, the Company effected two reverse share splits of its Class A Ordinary Shares and Class B Ordinary Shares. A 1-for-20 reverse share split became effective on February 24, 2026, followed by a 1-for-40 reverse share split that became effective on May 28, 2026. As a result of the reverse share splits, the par value of the Company’s ordinary shares increased from US$0.000625 per share to US$0.50 per share. All share, per share and par value information presented in these unaudited interim condensed consolidated financial statements have been retrospectively adjusted, where applicable, to give effect to the reverse share splits.

Issuance of Class B Ordinary Shares

On March 27, 2025, we issued 100,000 Class B Ordinary Shares to True Sage for cash at par, with capital contribution of SGD 80 (USD 62).

Other than the issuance of Class A Ordinary Shares in connection with the IPO described above, there were no additional capital contributions during the six months ended December 31, 2025.

As of December 31, 2025, after giving retrospective effect to the 1-for-20 and 1-for-40 reverse share splits effected on February 24, 2026 and May 28, 2026, respectively, the Company had 21,563 Class A Ordinary Shares, par value US$0.50 per share, and 125 Class B Ordinary Shares, par value US$0.50 per share, issued and outstanding. All share and per-share amounts presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the reverse share splits in accordance with ASC 260.